Fair Value (Assets And Liabilities Measured At Fair Value On A Recurring Basis, Including Financial Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial Assets:
Total securities available for sale	$ 9,672	$ 17,639
Loans held for sale	3,285	623
Yield maintenance provisions (embedded derivatives)	599	990
Interest rate lock commitments	16	45
Financial Liabilities:
Interest-rate swaps	599	990
Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	9,672	17,639
Loans held for sale	3,285	623
Yield maintenance provisions (embedded derivatives)	599	990
Interest rate lock commitments	16	45
Financial Liabilities:
Interest-rate swaps	599	990
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	9,672	17,639
Loans held for sale	3,285	623
Yield maintenance provisions (embedded derivatives)	599	990
Interest rate lock commitments	16	45
Financial Liabilities:
Interest-rate swaps	599	990
Fair Value, Measurements, Recurring [Member] | Corporate Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	4,363	4,365
Fair Value, Measurements, Recurring [Member] | State and Municipal [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	1,919	1,986
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities - Residential [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	983	1,486
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Obligations [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	$ 2,407	$ 9,802